Post-Balance Sheet Events (Details) $ in Millions	Feb. 01, 2024 USD ($) contract	Jan. 30, 2024 USD ($)	Jan. 16, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Other receivables, non-current				$ 2,801	$ 3,247
Net defined benefit liability (asset)				(1,602)	(2,904)
Defined benefit plan obligation
Disclosure of non-adjusting events after reporting period [line items]
Net defined benefit liability (asset)				78,024	73,481	$ 107,336
Defined benefit plan assets
Disclosure of non-adjusting events after reporting period [line items]
Net defined benefit liability (asset)				(79,961)	(76,756)	(104,495)
USA | Defined benefit plan obligation
Disclosure of non-adjusting events after reporting period [line items]
Net defined benefit liability (asset)				15,579	14,793	19,003
USA | Defined benefit plan assets
Disclosure of non-adjusting events after reporting period [line items]
Net defined benefit liability (asset)				$ (14,835)	$ (14,243)	$ (18,055)
Settlement of pension liabilities | USA | Defined benefit plan obligation
Disclosure of non-adjusting events after reporting period [line items]
Net defined benefit liability (asset)		$ 5,052
Settlement of pension liabilities | USA | Defined benefit plan assets
Disclosure of non-adjusting events after reporting period [line items]
Net defined benefit liability (asset)		$ 4,920
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Authorized amount for share buy back	$ 3,500
Stock repurchase program, contract term	3 months
Stock repurchase program, number of contracts | contract	3
Forecast | Disposal of subsidiary | The Shell Petroleum Development Company Of Nigeria Limited
Disclosure of non-adjusting events after reporting period [line items]
Consideration receivable			$ 1,300
Cash payments receivable			1,100
Loans to corporate entities			1,200
Other receivables, non-current			$ 1,300